OPERATING SEGMENTS - Information about Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	$ 4,995.7	$ 6,775.2
Assets	6,451.5	8,382.7
Liabilities	2,758.1	3,179.5
Additions other than through business combinations, property, plant and equipment	504.8	384.6
Property, plant and equipment (Note 22)	4,995.7	6,775.2
Assets	6,451.5	8,382.7
Liabilities	2,758.1	3,179.5
Additions other than through business combinations, property, plant and equipment	504.8	384.6
Operating segments | Canadian Malartic Corporation [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,048.2	1,013.9
Assets	1,657.0	1,613.5
Liabilities	458.9	466.4
Additions other than through business combinations, property, plant and equipment	204.0	135.0
Property, plant and equipment (Note 22)	1,048.2	1,013.9
Assets	1,657.0	1,613.5
Liabilities	458.9	466.4
Additions other than through business combinations, property, plant and equipment	204.0	135.0
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	955.6	926.2
Assets	1,005.4	973.4
Liabilities	281.5	287.5
Additions other than through business combinations, property, plant and equipment	71.6	49.3
Property, plant and equipment (Note 22)	955.6	926.2
Assets	1,005.4	973.4
Liabilities	281.5	287.5
Additions other than through business combinations, property, plant and equipment	71.6	49.3
Operating segments | Cerro Moro [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	219.5	419.2
Assets	293.1	507.9
Liabilities	87.9	87.0
Additions other than through business combinations, property, plant and equipment	49.4	46.6
Property, plant and equipment (Note 22)	219.5	419.2
Assets	293.1	507.9
Liabilities	87.9	87.0
Additions other than through business combinations, property, plant and equipment	49.4	46.6
Operating segments | El Peñón [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,060.6	1,081.2
Assets	1,116.6	1,139.4
Liabilities	367.5	384.0
Additions other than through business combinations, property, plant and equipment	56.0	58.0
Property, plant and equipment (Note 22)	1,060.6	1,081.2
Assets	1,116.6	1,139.4
Liabilities	367.5	384.0
Additions other than through business combinations, property, plant and equipment	56.0	58.0
Operating segments | Minera Florida Ltda.
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	248.3	295.3
Assets	287.9	327.8
Liabilities	92.6	96.6
Additions other than through business combinations, property, plant and equipment	45.2	44.3
Property, plant and equipment (Note 22)	248.3	295.3
Assets	287.9	327.8
Liabilities	92.6	96.6
Additions other than through business combinations, property, plant and equipment	45.2	44.3
Operating segments | Corporate And Other1 [Member]
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	1,463.5	3,039.4
Assets	2,091.5	3,820.7
Liabilities	1,469.7	1,858.0
Additions other than through business combinations, property, plant and equipment	78.6	51.4
Property, plant and equipment (Note 22)	1,463.5	3,039.4
Assets	2,091.5	3,820.7
Liabilities	1,469.7	1,858.0
Additions other than through business combinations, property, plant and equipment	78.6	51.4
Aqua Rica | Investment property under construction or development
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)		1,883.4
Liabilities		549.3
Property, plant and equipment (Note 22)		1,883.4
Liabilities		549.3
Minera Agua Rica Alumbrera Ltd. | Investment property under construction or development
Disclosure of operating segments [line items]
Property, plant and equipment (Note 22)	909.1
Assets	1,154.8	2,134.7
Liabilities	348.7
Property, plant and equipment (Note 22)	909.1
Assets	1,154.8	$ 2,134.7
Liabilities	$ 348.7